Related party transactions and balances (Details) ¥ in Thousands, $ in Thousands						1 Months Ended					12 Months Ended							24 Months Ended
	May 25, 2018 shares	Jan. 21, 2016 CNY (¥) shares	Jan. 21, 2016 USD ($) shares	May 08, 2015 CNY (¥) shares	May 08, 2015 USD ($) shares	May 31, 2019	May 31, 2018 CNY (¥)	May 31, 2018 USD ($)	Dec. 31, 2017	May 31, 2015 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Revenues											¥ 450,259	$ 69,006	¥ 2,280,987	¥ 2,240,149
Allowance for current expected credit losses											8,377		1,181
Class A ordinary shares | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares		90,909,091	90,909,091
Proceeds from the private placement		¥ 3,279,000	$ 500,000
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares
Related Party Transaction [Line Items]
Number of shares issued | shares				65,625,000	65,625,000
Cash consideration of ordinary shares issued				¥ 1,528,200	$ 250,000
Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets				660,215
Ctrip [Member]
Related Party Transaction [Line Items]
Revenues											16,900	2,600	65,700	161,700
Ctrip [Member] | Class A ordinary shares | Private placement concurrent with initial public offering [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares																	5,000,000
Ctrip [Member] | Class A ordinary shares | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares										3,750,000							3,731,034
Proceeds from the private placement | $										$ 20,000							$ 15,000
JD [Member]
Related Party Transaction [Line Items]
Purchases of travelling products											25		49,399	23,509
JD [Member] | Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets				¥ 660,200
HNA Tourism [Member]
Related Party Transaction [Line Items]
Payments to acquire air ticket											164,400	$ 25,200	443,100	588,900
Allowance for current expected credit losses											30,800
HNA Tourism [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction | $			$ 100,000
Fullshare [Member] | Class A ordinary shares
Related Party Transaction [Line Items]
Number of shares purchased | shares	4,104,137
Fullshare [Member] | Class B ordinary shares
Related Party Transaction [Line Items]
Number of shares purchased | shares	6,949,997
Group for Travelling Products [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction														¥ 1,600				¥ 0
Affiliate of HNA
Related Party Transaction [Line Items]
Amount of repayment not received											¥ 40,000
Affiliate of HNA | Notes Financing [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction															¥ 40,000	$ 6,100
Interest rate (as a percent)															8.50%	8.50%
Financing term							1 year	1 year	1 year
Extended financing term						1 year									1 year	1 year
Requested extended term by borrowers											1 year	1 year
Allowance provision													1,900
Carrying value													44,800
Interest income													27,800
Allowance for current expected credit losses											¥ 44,800
Affiliate of HNA | Loan Financing [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction							¥ 500,000	$ 76,600
Average interest rate (as a percent)							14.00%	14.00%
Service fee rate (as a percent)						6.00%	6.00%	6.00%
Requested extended term by borrowers											1 year	1 year
Allowance provision													21,300
Carrying value													¥ 512,800
Service fee income											¥ 0
Allowance for current expected credit losses											¥ 512,800